Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies
18.	Commitments and Contingencies

As mentioned in the note 14, 5% (December 31, 2020: 11%) of the ESOP participants have not signed the 2020 ESOP as of June 30, 2021 and are classified as cash-settled options. Based on the contract terms, the liability for such options is settled upon occurrence of an exit event. As of June 30, 2021, the exit event is not probable in the near future. Therefore, the liability is classified as contingent depending upon the determination of an exit event in the future amounting to €2,596 thousand (December 31, 2020: €6,948 thousand). The liability is calculated based on the vesting schedule per contract terms and which will be assessed continually to determine whether circumstances have changed, and the exit event becomes probable.

Further, the Group has commitments of €9.9 million to acquire items of property, plant & equipment and commitments of €0.7 million to acquire items of intangible assets.

27.	Commitments and Contingencies

The Company has various lease contracts that have not yet commenced as at December 31, 2020. The future lease payments for these non-cancellable lease contracts are €249 thousand within one year, €1,174 thousand between one and five years and €848 thousand thereafter.

As mentioned in the note 20, 11% of the ESOP participants have not signed the 2020 ESOP as of December 31, 2020 and are still classified as cash-settled options. Based on the contract terms, the liability for such options is settled upon occurrence of an exit event. As of December 31, 2020, the exit event is not probable in the near future. Therefore, the liability is classified as contingent depending upon the determination of an exit event in the future amounting to €6,948 thousand. The liability is calculated based on the vesting schedule per contract terms and which will be assessed continually to determine whether circumstances have changed, and the exit event becomes probable.

Further, the Company has commitments of €2.4 million to acquire items of property, plant & equipment and commitments of €0.6 million to acquire items of intangible assets.